Capital [Member] Performance Management - Capital		12 Months Ended
	Apr. 30, 2025	Dec. 31, 2024
Institutional Shares
Prospectus [Line Items]
Money Market Seven Day Yield		3.38%
MUNICASH
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
There are currently no Capital Shares of MuniCash outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Capital Shares would be substantially similar to Institutional Shares because Capital Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Capital Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Capital Shares would have been lower than those of the Institutional Shares because Capital Shares have higher expenses than the Institutional Shares.
The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the 1940 Act. Prior to February 27, 2024, MuniCash did not have an investment policy that it intends to invest solely in securities that are considered weekly liquid assets under Rule 2a-7 under the 1940 Act. Fund performance shown prior to February 27, 2024 is based on the investment policies of MuniCash prior to the implementation of this change in the investment policy relating to maturity. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a‑7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441‑7450.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	There are currently no Capital Shares of MuniCash outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus.
Bar Chart [Heading]	Institutional Shares ANNUAL TOTAL RETURNS MuniCash As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 0.86% (quarter ended December 31, 2023) and the lowest return for a quarter was -0.01% (quarter ended March 31, 2022). The year-to-date return as of September 30, 2025 was 1.77%.

Performance Table Heading	For the periods ended 12/31/24 Average Annual Total Returns
Performance Table Narrative	Current Yield: You may obtain the Fund’s current 7‑day yield by calling (800) 441‑7450 or by visiting the Fund’s website at www.blackrock.com/cash.
Money Market Seven Day Yield Phone	(800) 441‑7450
Performance Availability Website Address [Text]	www.blackrock.com/cash
Performance Availability Phone [Text]	(800) 441‑7450
MUNICASH | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.77%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	0.86%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(0.01%)
Lowest Quarterly Return, Date	Mar. 31, 2022